PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Preferred Stock [Text Block]

NOTE 7 — PREFERRED STOCK

Series A Preferred Stock and Series C Preferred Stock

The Series A Convertible Preferred Stock and Series C Convertible Preferred Stock were cancelled on February 5, 2016.

Series B Preferred Stock

On February 5, 2016, the Company filed an Amended and Restated Certificate of Designation of its Series B Convertible Preferred Stock to modify the terms of the Series B Preferred stock and the following terms were amended:

Dividends on Series B Preferred Stock

Holders of Series B Preferred Stock shall be entitled to receive from the first date of issuance of the Series B Preferred Stock until the Maturity Date cumulative dividends at a rate of 12.5% per annum. The Company shall have the right to pay dividends in cash or shares of common stock on the Maturity Date or in cash on any applicable redemption date or, with respect to Series B Preferred Stock that is converted, as part of the conversion amount.

Redemption of Series B Preferred Stock

Upon the occurrence of certain triggering events (including if the Series B Preferred Stock or common stock underlying the Series B Preferred Stock is not freely tradeable without restriction; the failure of the common stock to be listed on the NASDAQ Capital Market or other national securities exchange; and bankruptcy, insolvency, reorganization or liquidation proceedings instituted against us shall not be dismissed in thirty (30) days or the voluntary commencement of such proceedings by us), the holders of Series B Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Series B Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $3.00 or (y) 87.5% of the lowest volume weighted average price of our common stock during the five (5) consecutive trading-day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series B Preferred Stock; provided that the conversion price will not be less than the Floor Price, which Floor Price will not be adjusted for stock splits, share combinations and similar transactions. The Floor Price is $0.10 per share.

February 2016 Financing

On February 29, 2016, the Company closed the public offering of 296,389 Units, at a price of $12.00 per Unit, each of which consists of one share of Series B Convertible Preferred Stock (as amended) and 0.5 of a Warrant to purchase one share of its common stock at an exercise price of $2.52 per Warrant. The Company received approximately $3,556,660 in gross proceeds from the offering, and incurred costs of $604,000. Roth Capital Partners acted as sole placement agent for the offering.
In connection with the February 2016 offering, the Company repaid $1,030,611 in principal on its 5% and 8% convertible notes, and paid, $48,113 interest and $377,935 in prepayment penalties to the note holders. All of the Company’s obligations under the 8% and 5% Convertible Notes have been extinguished.

12 — PREFERRED STOCK

In March 2013, by approval of the majority of the shareholders, the Company was authorized to issue 10,000,000 shares of “Blank Check” preferred stock, par value $0.00001 per share. On December 30, 2014, 3,000,000 shares were designated as authorized Series A Convertible Preferred Stock. On February 11, 2015, 3,000,000 shares were designated as authorized Series B Convertible Preferred Stock. On February 24, 2015, 3,000,000 shares were designated as authorized Series C Convertible Preferred Stock.

Series A Convertible Preferred Stock

On December 30, 2014, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with 31 Group, LLC (“31 Group”) pursuant to which the Company sold to 31 Group, for a purchase price of $750,000, 750,000 shares of Series A Convertible Preferred Stock, par value $0.00001 per share (the “Series A Preferred Stock”) and warrants (the “Warrants”) to purchase 3,125 shares of common stock. The Company also issued to 31 Group 276 shares of common stock in consideration of 31 Group’s execution and delivery of the Purchase Agreement (the “Commitment Shares”).
The warrants were exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $240.00 per share but was subsequently reduced to $138.00 on June 11, 2015. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. In addition, the warrants also contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash. The change in fair value of the warrant liabilities was measured on the date of modification and was not material to the Company’s results of operations.

Holder Optional Redemption after Maturity Date

At any time from and after the tenth business day prior to the maturity date, December 30, 2015, any holder may require the Company to redeem all or any number of Series A Preferred Stock held by such holder at a purchase price equal to 105% of the conversion amount.

Ranking

The Series A Preferred Stock will rank with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company senior to all of the Company’s common stock and other classes of capital stock, unless the holders of a majority of the outstanding shares of Series A Preferred Stock consent to the creation of parity stock or senior preferred stock.

Liquidation Preference of Series A Preferred Stock

Upon the voluntary or involuntary liquidation, dissolution or winding up of the Company, before the payment of any amount to the holder of shares of junior stock, but pari passu with any parity stock, the holders of Series A Preferred Stock are entitled to receive an amount equal to the greater of (i) the stated value of the Series A Preferred Stock or (ii) the amount the holder of Series A Preferred Stock would receive if such holder converted the Series A Preferred Stock into common stock immediately prior to the date of the liquidation event, including accrued and unpaid dividends.

Dividends on Series A Preferred Stock

Holders of Series A Preferred Stock shall be entitled to receive from the first date of issuance of the Series A Preferred Stock cumulative dividends at a rate of 7.0% per annum on a compounded basis. The Company shall have the right to pay dividends in cash or shares of common stock on the Maturity Date or in cash on any applicable redemption date or, with respect to Series A Preferred Stock subject to conversion into common stock, as part of the conversion amount.

Redemption of Series A Preferred Stock

Upon the occurrence of certain triggering events as defined in the certificate of designation, the holder of Series A Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Series A Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series A Preferred Stock.
Upon the occurrence of a change in control of the Company, a holder of Series A Preferred Stock shall have the right to require the Company to redeem all or any portion of the Series A Preferred Stock at a price equal to 125% of the stated value of the Series A Preferred Stock. In addition, so long as certain conditions do not exist (including the Company shall have timely delivered any Common Stock upon the conversion of the Series A Preferred Stock), then the Company shall have the right to redeem all, but not less than all, of the Series A Preferred Stock outstanding in cash at a price equal to the sum of (i) 125% of the stated value of the Series A Preferred Stock and (ii) all accrued and unpaid dividends thereon.
At any time from and after the tenth (10) business day prior to the date of maturity, a holder of the Series A Preferred Stock may require the Company to redeem all or any number of Series A Preferred Stock shares held by such holder at a purchase price equal to 105% of the conversion amount of such Series A Preferred Stock shares.

Conversion Rights of Preferred Stock

A holder of Series A Preferred Stock shall have the right to convert the Series A Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $240.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).

Fundamental Transaction

The Company shall use its commercially reasonable efforts to not enter into a “fundamental transaction” unless the successor entity assumes the obligations of the Company under the Certificate of Designations and the successor entity (including its parent entity) is a publicly traded company whose shares of common stock are quoted or listed on an eligible national securities exchange. Upon a change of control of the Company, a holder of Series A Preferred Stock shall have the right to require the Company to redeem all or any portion of the Series A Preferred Stock at the applicable premium redemption price. A fundamental transaction is a transaction in which (i) the Company, directly or indirectly, in one or more related transactions, (a) consolidates or merges with or into any other entity (except where the Company is the surviving entity), (b) sells, leases, licenses, assigns, transfers, conveys or otherwise disposes of all or substantially all of its properties or assets to any other entity, (c) allows any other entity to make a purchase, tender or exchange offer that is accepted by such holders of more than 50% of the outstanding shares of voting stock of the Company (not including any shares of voting stock of the Company held by the entity making or party to, or associated or affiliated with the entity making or party to, such purchase, tender or exchange offer), or (d) consummates a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or scheme of arrangement) with any other entity whereby such other entity acquires more than 50% of the outstanding shares of voting stock of the Company (not including any shares of voting stock of the Company held by the other entity making or party to, or associated or affiliated with the other entity making or party to, such stock or share purchase agreement or other business combination), or (e) reorganizes, recapitalizes or reclassifies the Common Stock (which shall not include a reverse stock split), or (ii) any “person” or “group” (as these terms are used for purposes of Sections 13(d) and 14(d) of the Exchange Act of 1934, as amended, (the “Exchange Act”) and the rules and regulations promulgated thereunder) is or shall become the “beneficial owner” (as defined in Rule 13d-3 under the Exchange Act), directly or indirectly, of 50% of the aggregate ordinary voting power represented by issued and outstanding voting stock of the Company.

Voting Rights

Holders of Series A Preferred Stock shall have no voting rights.

Conversions Series A Preferred Stock

During the year ended December 31, 2015, 750,000 of the Series A Preferred Stock and 52,500 shares of Series A Preferred Stock issued as dividends have been converted into 19,937 shares of common stock. As a result of the conversion, the preferred stock value, net of discounts of $378,000, and the $150,000 derivative liability arising from the conversion feature were reclassified to stockholders’ equity. The aggregate grant date fair value of the common stock issued upon conversion was $1,011,000 and as result, the Company recorded $483,000 of dividends and deemed dividend.

Series B Convertible Preferred Stock

31 Group LLC Offering
On February 11, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to the 31 Group, 350,000 shares of the Company’s Series B Convertible Preferred Stock, par value $0.00001 per share (the “Series B Preferred Stock”) and warrants to purchase 1,459 shares of the Company’s common stock for a purchase price of $350,000 (the “Series B Financing”). The Company also issued 205 shares of its common stock with a grant date value of approximately $10,000 in consideration of 31 Group’s execution and delivery of the purchase agreement. The Company incurred costs associated with the offering of $89,000.
The warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $240.00 per share and were subsequently lowered to $138.00 as of June 11, 2015. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. In addition, the warrants also contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.
On July 20, 2015, and effective June 11, 2015, the Company amended the warrants issued to investors of the Series B Preferred Stock to lower the exercise price from $240.00 per share to $138.00 per share except for the warrants issued to certain family members of George Schmitt, which retained an exercise price of $240.00 per share (see below). The change in fair value of the warrant liabilities was measured on the date of modification and was not material to the Company’s results of operations.

Liquidation Preference of Series B Preferred Stock

The Series B Preferred Stock rank pari passu with our Series A Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A Preferred Stock except for the following:

Dividends on Series B Preferred Stock

Holders of Series B Preferred Stock shall be entitled to receive from the first date of issuance of the Series B Preferred Stock cumulative dividends at a rate of 7.0% per annum on a compounded basis. The Company shall have the right to pay dividends in cash or shares of common stock on the Maturity Date or in cash on any applicable redemption date or, with respect to Series B Preferred Stock subject to conversion into common stock, as part of the conversion amount.
Conversion Rights of Series B Preferred Stock.  A holder of Series B Preferred Stock shall have the right to convert the Series B Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $240.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).

Conversions of Series B Preferred Stock

During the first and second quarters of 2015, 350,000 of the Series B Preferred Stock and 24,500 shares of Series B Preferred Stock issued as dividends were converted into 15,226 shares of common stock. As a result of the conversion, the preferred stock value, net of discounts of $125,000, and the $54,000 derivative liability arising from the conversion feature were reclassified to stockholders’ equity. The aggregate grant date fair value of the common stock issued upon conversion was $474,000 and as result, the Company recorded $295,000 of dividends and deemed dividend.
Related Party Extinguishment
On December 30, 2014, the Company received a $245,000 loan from George Schmitt, the Company’s Chairman of the Board and Chief Executive Officer. This amount was recorded as a due to related parties on the balance sheet. On January 8, 2015, the Company repaid $100,000 of the $245,000 due to related party balance owed to Mr. Schmitt. On January 29, 2015 and February 13, 2015, the Company received an aggregate $700,000 from certain family members of Mr. Schmitt. This amount was recorded in due to related parties on the balance sheet. On February 23, 2015, Mr. Schmitt transferred the remaining balance of his $145,000 loan to certain family members bringing the total the Company owed to Mr. Schmitt’s family members to $845,000. See Note 17 for additional details.
On February 23, 2015, the Company issued 845,000 shares of Series B Preferred Stock, 442 shares of common stock, and warrants to purchase an aggregate 3,521 shares of common stock exercisable for five years at a price of $240.00 per share in full settlement and extinguishment of the $845,000 due to related parties. The grand date fair value of the consideration issued by the Company on the settlement date approximated the $845,000 due to related parties that was settled. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. In addition, the warrants also contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.
On February 23, 2015, 845,000 of the Series B Preferred Stock were converted into 18,566 shares of common stock. As a result of the conversion, the preferred stock value of $703,000, net of discounts was reclassified to stockholders’ equity. The aggregate grant date fair value of the common stock issued upon conversion was $1,003,000 and as result, the Company recorded $300,000 of dividends and deemed dividend.

Series C Convertible Preferred Stock

On February 24, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to institutional investors, 1,800,000 shares of the Company’s Series C Preferred Stock, par value $0.00001 per share (the “Series C Preferred Stock”) and warrants to purchase 7,500 shares of the Company’s common stock for a purchase price of $1,800,000 (the “Series C Financing”). The Company also issued 989 shares of its common stock with a grant date value of approximately $53,000 in consideration of the investors’ execution and delivery of the purchase agreement. The Company paid offering costs of $84,000 in connection issuance of the Series C Preferred Stock.
The warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $240.00 per share which was subsequently lowered to $138.00 as of June 11, 2015. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. In addition, the warrants also contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.
On July 20, 2015, and effective June 11, 2015, the Company amended the warrants issued to investors of the Series C Preferred Stock to lower the exercise price from $240.00 per share to $138.00 per share. The change in fair value of the warrant liabilities was measured on the date of modification was not material to the Company’s results of operations.

Liquidation Preference of Series C Preferred Stock

The Series C Preferred Stock rank pari passu with our Series A Preferred Stock and our Series B Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A and Series B Preferred Stock except for the following:

Dividends on Series C Preferred Stock

Holders of Series C Preferred Stock shall be entitled to receive from the first date of issuance of the Series C Preferred Stock cumulative dividends at a rate of 7.0% per annum on a compounded basis. The Company shall have the right to pay dividends in cash or shares of common stock on the Maturity Date or in cash on any applicable redemption date or, with respect to Series C Preferred Stock subject to conversion into common stock, as part of the conversion amount.
Conversion Rights of Series C Preferred Stock.  Upon the occurrence of certain triggering events (including the Series C Preferred Stock or common stock underlying the Series C Preferred Stock is not freely tradeable without restriction; the failure of the common stock to be listed on the NASDAQ Capital Market or other national securities exchange; and bankruptcy, insolvency, reorganization or liquidation proceedings instituted against the Company shall not be dismissed in thirty (30) days or the voluntary commencement of such proceedings by the Company), the holder of Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Series C Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $240.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series C Preferred Stock.

Conversions of Series C Preferred Stock

During the first and second quarters of 2015, 1,800,000 shares of the Series C Preferred Stock and 126,000 shares of the Series C Preferred Stock issued as dividends were converted into 78,877 shares of common stock. As a result of the conversion, the preferred stock value, net of discounts of $943,000, and the $245,000 derivative liability arising from the conversion feature were reclassified to stockholders’ equity. The aggregate grant date fair value of the common stock issued upon conversion was $3,189,000 and as result, the Company recorded $2,001,000 of dividends and deemed dividend.